16 Right-of-use asset (Tables)	12 Months Ended
Dec. 31, 2020
Right-of-use Asset
Schedule of right-of-use asset

The leases recognized as right-of-use assets in accordance with IFRS 16 are disclosed below:

	12.31.20	12.31.19
Total right-of-use asset by leases	280	355

The development of right-of-use assets is as follows:

	12.31.20	12.31.19
Balance at beginning of year	355	-
Incorporation by adoption of IFRS 16	-	574
Additions	246	4
Depreciation for the year	(321)	(223)
Balance at end of the year	280	355